UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12-31-2005

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      1/9/2006

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 108
Form 13F Information Table Value Total: $153,617,711

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                   Title                                        Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                     of Class  CUSIP       Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                              Common    88579Y101   $390,213      5,035    SH         Sole                             5,035
Abbott Laboratories                Common    002824100   $363,458      9,217    SH         Sole                             9,217
Alltel Corporation                 Common    020039103   $1,130,177    17,910   SH         Sole                             17,910
Altria Group, Inc.                 Common    02209s103   $1,317,314    17,630   SH         Sole                             17,630
Ambac Financial Group Inc          Common    023139108   $2,729,125    35,415   SH         Sole                             35,415
American Express Co                Common    025816109   $333,718      6,485    SH         Sole                             6,485
American International Group, Inc. Common    026874107   $853,353      12,507   SH         Sole                             12,507
AMEX Energy Sector SPDR            Common    81369y506   $2,253,385    44,790   SH         Sole                             44,790
Amgen Inc.                         Common    031162100   $1,207,662    15,314   SH         Sole                             15,314
Anheuser-Busch Companies, Inc.     Common    035229103   $2,306,641    53,692   SH         Sole                             53,692
AT&T Corp                          Common    001957505   $282,815      11,548   SH         Sole                             11,548
Automatic Data Processing, Inc.    Common    053015103   $2,373,489    51,710   SH         Sole                             51,710
AutoZone, Inc.                     Common    053332102   $3,083,718    33,610   SH         Sole                             33,610
Avon Products, Inc.                Common    054303102   $2,080,204    72,861   SH         Sole                             72,861
Bank of America Corporation        Common    060505104   $636,268      13,786   SH         Sole                             13,786
Baxter International, Inc,         Common    071813109   $217,353      5,773    SH         Sole                             5,773
BB & T Corp                        Common    054937107   $1,362,514    32,510   SH         Sole                             32,510
Bellsouth Corporation              Common    079860102   $384,389      14,184   SH         Sole                             14,184
Bemis Inc Com                      Common    081437105   $251,471      9,023    SH         Sole                             9,023
Berkshire Hathaway Inc. Class A    Common    084670108   $2,126,880    24       SH         Sole                             24
Berkshire Hathaway Inc. Class B    Common    084670207   $364,002      124      SH         Sole                             124
Best Buy Co., Inc.                 Common    086516101   $4,089,394    94,052   SH         Sole                             94,052
Boston Properties, Inc.            Common    101121101   $717,949      9,685    SH         Sole                             9,685
Boston Scientific Corp             Common    101137107   $219,675      8,970    SH         Sole                             8,970
BP p.l.c. ADR                      Common    055622104   $703,081      10,948   SH         Sole                             10,948
Bristol-Myers Squibb Company       Common    110122108   $227,962      9,920    SH         Sole                             9,920
Caremark Rx, Inc                   Common    141705103   $3,037,742    58,655   SH         Sole                             58,655
Chevron Corp                       Common    166764100   $1,328,191    23,396   SH         Sole                             23,396
Cintas Corporation                 Common    172908105   $229,629      5,583    SH         Sole                             5,583
Cisco Systems, Inc.                Common    17275r102   $559,156      32,661   SH         Sole                             32,661
Citigroup Inc.                     Common    172967101   $4,723,004    97,321   SH         Sole                             97,321
Clorox Company                     Common    189054109   $2,880,625    50,635   SH         Sole                             50,635
Coca-Cola Company                  Common    191216100   $2,962,362    73,489   SH         Sole                             73,489
Colgate-Palmolive Company          Common    194162103   $3,201,834    58,374   SH         Sole                             58,374
Comcast Corporation                Common    20030n200   $3,544,064    137,955  SH         Sole                             137,955
Danaher Corp.                      Common    235851102   $290,056      5,200    SH         Sole                             5,200
Dell Inc                           Common    24702R101   $1,661,476    55,475   SH         Sole                             55,475
Diamonds Trust Series 1            Common    252787106   $618,171      5,780    SH         Sole                             5,780
Du Pont                            Common    263534109   $254,660      5,992    SH         Sole                             5,992
eBay Inc.                          Common    278642103   $411,887      9,530    SH         Sole                             9,530
Ecolab Inc                         Common    278865100   $341,482      9,415    SH         Sole                             9,415
EMC Corp/Mass                      Common    268648102   $351,396      25,800   SH         Sole                             25,800
Emerson Electric Co                Common    291011104   $208,413      2,790    SH         Sole                             2,790
Exxon Mobil Corp.                  Common    30231g102   $3,170,370    56,442   SH         Sole                             56,442
First Data Corp.                   Common    319963104   $2,450,078    56,965   SH         Sole                             56,965
Ford Motor Company                 Common    345370860   $186,981      24,220   SH         Sole                             24,220
Forest Laboratories, Inc.          Common    345838106   $326,254      8,020    SH         Sole                             8,020
Gannett Co., Inc.                  Common    364730101   $1,298,902    21,444   SH         Sole                             21,444
General Electric Company           Common    369604103   $3,486,094    99,460   SH         Sole                             99,460
Harley-Davidson, Inc.              Common    412822108   $1,684,341    32,712   SH         Sole                             32,712
Hewlett-Packard Co                 Common    428236103   $480,810      16,793   SH         Sole                             16,793
Home Depot, Inc.                   Common    437076102   $1,807,688    44,656   SH         Sole                             44,656
IDEXX Laboratories, Inc            Common    45168d104   $261,647      3,635    SH         Sole                             3,635
Illinois Tool Works                Common    452308109   $318,524      3,620    SH         Sole                             3,620
IMS Health Inc.                    Common    449934108   $345,939      13,882   SH         Sole                             13,882
Intel Corp                         Common    458140100   $613,782      24,590   SH         Sole                             24,590
Intl Business Machines Corp        Common    459200101   $904,940      11,009   SH         Sole                             11,009
iShares DJ Select Dividend         Common    464287168   $712,148      11,625   SH         Sole                             11,625
iShares Lehman US Treasury Fund    Common    464287176   $376,321      3,660    SH         Sole                             3,660
iShares MSCI EAFE Index Fund       Common    464287465   $1,161,559    19,545   SH         Sole                             19,545
iShares MSCI Emerging Markets IndexCommon    464287234   $1,112,021    12,600   SH         Sole                             12,600
iShares MSCI Japan Index Fund      Common    464286848   $243,887      18,039   SH         Sole                             18,039
iShares Russell 2000 Index Fund    Common    464287655   $2,386,843    35,774   SH         Sole                             35,774
iShares S&P Midcap 400             Common    464287507   $295,200      4,000    SH         Sole                             4,000
iShares S&P Midcap 400/Value       Common    464287705   $299,583      4,250    SH         Sole                             4,250
J.P. Morgan Chase & Co.            Common    46625h100   $1,302,613    32,819   SH         Sole                             32,819
Johnson & Johnson                  Common    478160104   $4,579,184    76,192   SH         Sole                             76,192
Laboratory CP Amer Hldgs           Common    50540R409   $2,798,046    51,960   SH         Sole                             51,960
Liberty Media Corp.                Common    530718105   $1,744,307    221,640  SH         Sole                             221,640
Marsh & McLennan Companies, Inc.   Common    571748102   $305,722      9,626    SH         Sole                             9,626
McGraw-Hill Companies, Inc.        Common    580645109   $3,104,793    60,135   SH         Sole                             60,135
Medtronic, Inc.                    Common    585055106   $986,001      17,127   SH         Sole                             17,127
Microsoft Corp                     Common    594918104   $2,731,603    104,459  SH         Sole                             104,459
Mohawk Industries, Inc.            Common    608190104   $3,304,370    37,990   SH         Sole                             37,990
Motorola, Inc.                     Common    620076109   $327,847      14,512   SH         Sole                             14,512
Occidental Petroleum               Common    674599105   $244,939      3,066    SH         Sole                             3,066
Omnicom Group Inc Com              Common    681919106   $3,483,143    40,915   SH         Sole                             40,915
Oracle Corp.                       Common    68389X105   $258,583      21,178   SH         Sole                             21,178
Paychex, Inc.                      Common    704326107   $357,108      9,368    SH         Sole                             9,368
Pepsi Co Inc                       Common    713448108   $895,846      15,163   SH         Sole                             15,163
Pfizer Inc.                        Common    717081103   $2,616,161    112,185  SH         Sole                             112,185
Pharmaceutical HOLDRs Trust        Common    71712A206   $320,390      4,600    SH         Sole                             4,600
PolyMedica Corporation             Common    731738100   $262,974      7,857    SH         Sole                             7,857
Praxair, Inc.                      Common    74005P104   $211,840      4,000    SH         Sole                             4,000
Procter & Gamble Co                Common    742718109   $5,083,978    87,836   SH         Sole                             87,836
Rohm and Haas Co.                  Common    775371107   $228,446      4,718    SH         Sole                             4,718
Ross Stores, Inc.                  Common    778296103   $3,059,643    105,870  SH         Sole                             105,870
Royak Dutch Pete - A               Common    780259206   $280,394      4,560    SH         Sole                             4,560
SPDR Tr Unit Ser 1                 Common    78462F103   $2,462,932    19,781   SH         Sole                             19,781
St Jude Med Inc Com                Common    790849103   $205,117      4,086    SH         Sole                             4,086
Stryker Corp                       Common    863667101   $213,797      4,812    SH         Sole                             4,812
Sun Microsystems Inc.              Common    866810104   $49,928       11,916   SH         Sole                             11,916
Synovus Finl Corp Com              Common    87161C105   $1,534,438    56,810   SH         Sole                             56,810
Sysco Corp                         Common    871829107   $3,956,277    127,416  SH         Sole                             127,416
Time Warner, Inc.                  Common    887317105   $327,820      18,797   SH         Sole                             18,797
Tyco Intl Ltd New Com              Common    902124106   $618,953      21,446   SH         Sole                             21,446
United Technologies Corp           Common    913017109   $4,050,100    72,439   SH         Sole                             72,439
UnitedHealth Group Inc             Common    91324P102   $311,943      5,020    SH         Sole                             5,020
US Bancorp                         Common    902973304   $346,575      11,595   SH         Sole                             11,595
Verizon Communications             Common    92343v104   $282,049      9,364    SH         Sole                             9,364
Walgreen Co                        Common    931422109   $434,633      9,820    SH         Sole                             9,820
Wal-Mart Stores                    Common    931142103   $4,841,733    103,455  SH         Sole                             103,455
Walt Disney Co.                    Common    254687106   $1,024,190    42,728   SH         Sole                             42,728
Washington Mut Inc Com             Common    939322103   $3,970,538    91,276   SH         Sole                             91,276
Wellpoint Health Networks          Common    94973V107   $1,815,793    22,757   SH         Sole                             22,757
Wells Fargo & Co.                  Common    949746101   $4,449,413    70,816   SH         Sole                             70,816
Wyeth                              Common    983024100   $403,988      8,769    SH         Sole                             8,769
Yum! Brands, Inc.                  Common    988498101   $1,295,294    27,630   SH         Sole                             27,630
